Fair value of assets and liabilities - Schedule of increase (decrease) in consolidated income and net assets due change in actual interest rates (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Interest rate 100bps
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Increase in interest rate (percent)	1.00%
Decrease in interest rate (percent)	1.00%
Increase in consolidated income and net assets due to decrease in interest rates	$ (121,583)
Decrease in consolidated income and net assets due to increase in interest rates	$ 128,125
Interest rate 50bps
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Increase in interest rate (percent)	0.50%
Decrease in interest rate (percent)	0.50%
Increase in consolidated income and net assets due to decrease in interest rates	$ (63,562)
Decrease in consolidated income and net assets due to increase in interest rates	$ 56,557